Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

U.S. TREASURY NOTES - 80.1%
Principal		Coupon Rate	Maturity Date	Value
$9,650,000	(a)	1.625%	07/31/2019	$9,645,050
16,000,000		1.500%	10/31/2019	15,969,375
14,650,000	(a)	1.250%	01/31/2020	14,578,753
12,000,000		1.500%	04/15/2020	11,951,250
6,650,000	(a)	2.000%	07/31/2020	6,655,195
	Total U.S. Treasury Notes
	(Cost $58,661,381)			58,799,623

SHORT-TERM INVESTMENTS - 8.4%
Number of Shares	Description		Value
6,190,850	U.S. Bank Money Market Deposit Account		6,190,850
	Total Short-Term Investments
	(Cost $6,190,850)		6,190,850

	Total Investments - 88.5%
	(Cost $64,852,231) (b)		64,990,473

	Other Assets in Excess of Liabilities - 11.5%		8,456,181

	TOTAL NET ASSETS - 100.0%		$73,446,654

(a) A portion of this security is held in wholly-owned subsidiary organized in the Cayman Islands, and consolidated for financial reporting purposes.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,852,231 and differs from market value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$138,242
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$138,242

Equinox Campbell Strategy Fund
Consolidated Portfolio of Investments
June 30, 2019 (Unaudited) (Continued)

FORWARD CURRENCY CONTRACTS (c)

Settlement Date	Currency to be purchased	Amount to be purchased	USD Value June 30, 2019	Currency to be sold	Amount to be sold	USD Value June 30, 2019	Unrealized Appreciation/ (Depreciation)
9/18/19	AUD	68,950,000	$48,526,869	USD	48,083,255	$48,083,255	$443,614
9/18/19	BRL	33,200,000	8,576,706	USD	8,527,083	8,527,083	49,623
9/18/19	CAD	77,050,000	58,925,469	USD	58,183,031	58,183,031	742,438
9/18/19	CHF	2,300,000	2,373,818	USD	2,346,939	2,346,939	26,879
9/18/19	CNH	2,700,000	392,765	USD	389,270	389,270	3,495
9/18/19	COP	3,330,000,000	1,031,029	USD	1,034,454	1,034,454	(3,425)
9/18/19	CZK	65,200,000	2,919,158	USD	2,877,401	2,877,401	41,757
9/18/19	EUR	28,750,000	32,906,810	USD	32,668,124	32,668,124	238,686
9/18/19	GBP	24,550,000	31,293,166	USD	31,238,832	31,238,832	54,334
9/18/19	HUF	1,236,000,000	4,372,819	USD	4,373,362	4,373,362	(543)
9/18/19	IDR	20,300,000,000	1,423,459	USD	1,402,708	1,402,708	20,751
9/18/19	ILS	9,075,000	2,555,928	USD	2,539,159	2,539,159	16,769
9/18/19	INR	645,000,000	9,246,318	USD	9,206,218	9,206,218	40,100
9/18/19	JPY	3,544,500,000	33,077,314	USD	32,994,919	32,994,919	82,395
9/18/19	KRW	1,920,000,000	1,667,163	USD	1,640,774	1,640,774	26,389
9/18/19	MXN	195,000,000	10,018,695	USD	9,857,006	9,857,006	161,689
9/18/19	NOK	91,200,000	10,715,459	USD	10,719,952	10,719,952	(4,493)
9/18/19	NZD	26,600,000	17,897,477	USD	17,647,593	17,647,593	249,884
9/18/19	PHP	154,500,000	3,004,375	USD	2,962,578	2,962,578	41,797
9/18/19	PLN	22,650,000	6,077,788	USD	5,997,718	5,997,718	80,070
9/18/19	RUB	290,000,000	4,532,007	USD	4,394,727	4,394,727	137,280
9/18/19	SEK	93,600,000	10,139,351	USD	9,929,713	9,929,713	209,638
9/18/19	SGD	11,883,000	8,793,733	USD	8,713,063	8,713,063	80,670
9/18/19	TRY	14,100,000	2,329,676	USD	2,322,027	2,322,027	7,649
9/18/19	TWD	2,700,000	87,340	USD	87,328	87,328	12
9/18/19	USD	49,279,230	49,279,230	AUD	70,950,000	49,934,465	(655,235)
9/18/19	USD	1,269,094	1,269,094	BRL	4,900,000	1,265,839	3,255
9/18/19	USD	28,194,291	28,194,291	CAD	37,600,000	28,755,323	(561,032)
9/18/19	USD	6,072,818	6,072,818	CHF	5,950,000	6,140,966	(68,148)
9/18/19	USD	4,764,641	4,764,641	CNH	33,000,000	4,800,456	(35,815)
9/18/19	USD	3,563,301	3,563,301	COP	11,760,000,000	3,641,111	(77,810)
9/18/19	USD	302,893	302,893	CZK	6,800,000	304,452	(1,559)
9/18/19	USD	35,712,293	35,712,293	EUR	31,450,000	35,997,189	(284,896)
9/18/19	USD	19,364,407	19,364,407	GBP	15,200,000	19,374,995	(10,588)
9/18/19	USD	7,309,660	7,309,660	HUF	2,076,000,000	7,344,639	(34,979)
9/18/19	USD	1,974,857	1,974,857	IDR	28,525,000,000	2,000,206	(25,349)
9/18/19	USD	9,777,702	9,777,702	ILS	34,950,000	9,843,490	(65,788)
9/18/19	USD	1,637,710	1,637,710	INR	115,000,000	1,648,568	(10,858)
9/18/19	USD	31,593,798	31,593,798	JPY	3,390,000,000	31,635,518	(41,720)
9/18/19	USD	4,540,059	4,540,059	KRW	5,325,000,000	4,623,774	(83,715)
9/18/19	USD	5,602,810	5,602,810	MXN	108,900,000	5,595,055	7,755
9/18/19	USD	26,378,056	26,378,056	NOK	228,150,000	26,806,273	(428,217)
9/18/19	USD	29,251,798	29,251,798	NZD	44,350,000	29,840,342	(588,544)
9/18/19	USD	1,701,808	1,701,808	PHP	87,750,000	1,706,369	(4,561)
9/18/19	USD	881,994	881,994	PLN	3,300,000	885,506	(3,512)
9/18/19	USD	60,650	60,650	RUB	4,000,000	62,510	(1,860)
9/18/19	USD	17,339,757	17,339,757	SEK	161,550,000	17,500,130	(160,373)
9/18/19	USD	3,405,274	3,405,274	SGD	4,641,000	3,434,462	(29,188)
9/18/19	USD	3,542,091	3,542,091	TRY	21,975,000	3,630,824	(88,733)
9/18/19	USD	5,818,424	5,818,424	TWD	182,250,000	5,895,451	(77,027)
9/18/19	USD	11,001,914	11,001,914	ZAR	163,400,000	11,480,279	(478,365)
9/18/19	ZAR	194,400,000	13,658,300	USD	13,144,185	13,144,185	514,115
9/23/19	CLP	510,000,000	752,957	USD	745,183	745,183	7,774
9/23/19	USD	5,646,053	5,646,053	CLP	3,920,000,000	5,787,430	(141,377)
				Net Unrealized Depreciation on Forward Currency Contracts			$(678,892)

(c) UBS is the counterparty to all contracts.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited( (Continued)

FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Futures Contracts
134	90-Day Bank Accepted Bills Future	Dec-19	$93,840,996	$(12,655)
5	Brent Crude Future (d)	Aug-19	321,750	(3,549)
283	Canadian 10-Year Government Bond Future	Sep-19	30,887,855	48,174
19	Coffee 'C' Future (d)	Sep-19	779,831	(49,164)
11	Copper Future (d)	Sep-19	746,213	(5,189)
87	Cotton No. 2 Future (d)	Dec-19	2,874,480	(33,803)
16	Crude Oil Future (d)	Jul-19	935,520	(9,529)
8	Feeder Cattle Future (d)	Aug-19	547,400	26,164
18	Gold 100 oz. Future (d)	Aug-19	2,544,660	(13,044)
16	Hard Red Winter Wheat Future (d)	Sep-19	369,200	4,517
13	Lean Hogs Future (d)	Aug-19	395,200	40,112
29	Live Cattle Future (d)	Aug-19	1,210,460	31,534
59	London Metal Exchange Copper Future (d)	Sep-19	8,844,100	80,605
67	London Metal Exchange Nickel Future (d)	Sep-19	5,107,410	(285,909)
251	London Metal Exchange Primary Aluminum Future (d)	Sep-19	11,296,569	57,659
65	London Metal Exchange Zinc Future (d)	Sep-19	4,064,125	(5,025)
68	Long Gilt Future	Sep-19	11,252,302	33,994
20	Low Sulphur Gas Oil Future (d)	Aug-19	1,195,000	(9,084)
26	MSCI Taiwan Stock Index Future	Jul-19	1,004,900	1,071
58	Natural Gas Future (d)	Jul-19	1,338,640	(11,800)
161	OMXS30 Index Future	Jul-19	2,809,999	(22,225)
2	Platinum Future (d)	Oct-19	84,110	(1,625)
36	S&P/Toronto Stock Exchange 60 Index Future	Sep-19	5,375,465	(2,455)
17	Silver Future (d)	Sep-19	1,303,985	3,799
88	Soybean Future (d)	Nov-19	4,061,200	(78,040)
71	Soybean Meal Future (d)	Dec-19	2,292,590	(1,784)
98	Soybean Oil Future (d)	Dec-19	1,695,204	(33,695)
128	Sugar No. 11 Future (d)	Sep-19	1,809,203	(2,223)
69	U.S. 10-Year Treasury Note Future	Sep-19	8,829,844	(18,582)
109	U.S. Treasury Long Bond Future	Sep-19	16,959,719	(136,185)
				(407,936)

Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Futures Contracts
608	3-Month Euro (EURIBOR) Interest Rate Future	Sep-20	$173,686,138	$88,559
438	90-Day Eurodollar Future	Sep-20	107,797,275	98,462
729	90-Day Sterling Future	Sep-20	114,862,424	3,825
26	Amsterdam Exchanges Index Future	Jul-19	3,316,735	56,447
362	Australian 10-Year Treasury Bond Future	Sep-19	36,507,545	254,103
370	Australian 3-Year Treasury Bond Future	Sep-19	29,871,609	64,257
210	Bank Accept Future	Sep-19	39,306,346	(364)
56	CAC 40 10 Euro Future	Jul-19	3,523,282	16,747
13	Cocoa Future (d)	Sep-19	315,250	(659)
85	Corn Future (d)	Sep-19	1,805,188	(116,256)
5	E-mini Dow Future	Sep-19	664,825	10,595
7	E-Mini Russell 2000 Index Future	Sep-19	548,485	12,460
58	E-mini S&P 500 Future	Sep-19	8,538,180	81,208
4	E-mini S&P MidCap 400 Future	Sep-19	780,000	15,837
94	Euro STOXX 50 Future	Sep-19	3,704,718	42,028
96	Euro-BOBL Future	Sep-19	14,675,688	5,311
32	Euro-BTP Italian Government Bond Future	Sep-19	4,886,802	186,674
15	Euro-Bund Future	Sep-19	2,946,340	51
19	Euro-BUXL 30-Year Bond Future	Sep-19	4,383,635	121,488
65	Euro-OAT Future	Sep-19	12,185,791	187,989
1,084	Euro-Schatz Future	Sep-19	138,404,353	202,266
88	FTSE 100 Index Future	Sep-19	8,235,297	20,122
11	FTSE/JSE Top 40 Index Future	Sep-19	409,480	(2,973)
10	FTSE/MIB Index Future	Sep-19	1,202,825	42,559
36	Gasoline RBOB Future (d)	Jul-19	2,867,659	187,737
28	German Stock Index Future	Sep-19	9,860,478	74,443
7	Hang Seng Index Future	Jul-19	1,277,155	8,382
18	IBEX 35 Index Future	Jul-19	1,877,512	28,137
45	Japanese 10-Year Government Bond Future	Sep-19	64,214,163	101,124
48	London Metal Exchange Copper Future (d)	Sep-19	7,195,200	(35,436)
49	London Metal Exchange Nickel Future (d)	Sep-19	3,735,270	138,453
180	London Metal Exchange Primary Aluminum Future (d)	Sep-19	8,101,125	(58,421)
92	London Metal Exchange Zinc Future (d)	Sep-19	5,752,300	(247,646)
12	NASDAQ 100 E-mini Future	Sep-19	1,846,500	(6,375)
11	Nikkei 225 Future	Sep-19	2,169,086	9,798
1	NY Harbor ULSD Future (d)	Jul-19	81,455	(771)
5	Palladium Future (d)	Sep-19	768,800	78,018
53	SGX MSCI Singapore Index Future	Jul-19	1,481,297	7,866
90	SPI 200 Index Future	Sep-19	10,360,678	98,198
11	Tokyo Price Index Future	Sep-19	1,582,433	8,990
738	U.S. 2-Year Treasury Note Future	Sep-19	158,802,610	824,050
156	U.S. 5-Year Treasury Note Future	Sep-19	18,432,375	37,317
22	U.S. Ultra Long Term Treasury Bond Future	Sep-19	3,906,375	97,617
51	Wheat Future (d)	Sep-19	1,344,488	(24,834)
				2,717,383

		Net Unrealized Appreciation on Futures Contracts		$2,309,447

(d) Position held in wholly-owned subsidiary organized in the Cayman Islands, and consolidated for financial reporting purposes.

Consolidation of Subsidiary – The Consolidated Portfolio of Investments of the Equinox Campbell Strategy Fund (the “Fund”) includes the holdings of Equinox Campbell Strategy Fund Limited (the “Subsidiary”). The Subsidiary is a wholly-owned and controlled foreign corporation.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary as of June 30, 2019, were $2,723,338 which represented 3.71% of the Fund’s net assets.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Forward currency contracts and futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$58,799,623	$-	$58,799,623
Short Term Investments	6,190,850	-	-	6,190,850
Future Contracts (a)	2,309,447	-	-	2,309,447
Total	$8,500,297	$58,799,623	$-	$67,299,920

Liabilities	Level 1	Level 2	Level 3	Total
Forward Currency Contracts (b)	$678,892	$-	$-	$678,892
Total	$678,892	$-	$-	$678,892

(a) Represents net unrealized appreciation of future contracts.
(b) Represents net unrealized depreciation of forward currency contracts.

There were no transfers between levels during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.